Goodwill and other intangible assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Percentage working interest acquired			50.00%
Impairment loss	$ 0	$ 0		$ 0
Conventional Oil and Gas Operating Concessions [Member] | Mexico [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss			$ 14,044